Total
13D Activist Fund
FUND SUMMARY
Investment Objective:
The Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [XX] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 13D Activist Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 13D Activist Fund		Class A	Class C	Class I
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		none	none	none
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.76%	2.51%	1.51%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. This is the amount indirectly paid by the Fund to an unaffiliated money market fund to manage the Fund's cash.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - 13D Activist Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	744	1,097	1,474	2,529
Class C	254	782	1,335	2,846
Class I	154	477	824	1,802

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, 13D Management LLC (the “Adviser”), seeks to achieve the Fund’s investment objective by investing primarily in common stocks of U.S. companies of any market capitalization that are the target of shareholder activism. The Adviser defines an activist as an investor who holds more than 5% of a company’s shares and either (A) has a history of activist investing and/or (B) has publicly disclosed a catalyst for change such as seeking Board seats, improving operations and/or corporate governance practices, approving a merger, spinning-off an operating division or selling a significant amount of company assets (such an investor being referred to herein as an “activist”).  The Adviser derives its activist information primarily from legally mandated filings known as “13D” filings. Rules adopted under the Securities Exchange Act of 1934 require a shareholder that acquires more than 5% of a company’s shares to file a form with the Securities and Exchange Commission known as a Schedule 13D that discloses the investor’s identity and its intent to influence management. The Adviser reviews all material activist situations and makes investment decisions based on its knowledge of the activist investor involved, the industry, the shareholder base, the activist’s average cost, its strategy and the Adviser’s determination of the chance of success and potential impact on share price.

Environmental, social and governance (“ESG”) is a central part of the Fund’s investment process, with a strong emphasis on Corporate Governance and Engagement.  The Adviser screens every SEC 13D filing (approximately 1,500 per year) and 13D Amendment (approximately 4,000 per year) and only selects situations where the shareholder will be improving or participating in corporate governance or otherwise influencing management. Accordingly, at least 75% of the Adviser’s portfolio positions will have a shareholder representative on the board of directors who advocates for best-in-class corporate governance practices and a shareholder focused mentality.  We do not only screen for companies with good corporate governance, because we believe there is more of a social benefit in identifying poor corporate governance companies and supporting a transition to good corporate governance.  This can range from implementing best corporate governance practices to completely changing corporate culture and replacing entrenched, conflicted and self-dealing management teams.   While our screening and focus is primarily on governance factors, it is our experience that good corporate governance leads to improved environmental and social factors by supporting shareholder director representatives who monitor, encourage and implement responsible social and environmental corporate policies.   For example, the allegations of hostile work environment were quickly rectified when the board of Papa John’s International Inc. was reconstituted by a shareholder activist.

The adviser uses the following selection guidelines to create and manage the Fund’s investment portfolio:

Selecting Investment Universe: Identify companies where an activist investor is involved.

Weighting Investments: Different weights will be given to each investment depending on the (i) type of activist intent stated, (ii) the activist involved, (iii) the sector involved, and (iv) the adviser’s determination as to the chance of activist success.

Exiting Investments: Exiting an investment will be an integral part of the investment strategy. Primary exit triggers are when: (i) the activist sells down its position so it holds less than 5%, (ii) the activist otherwise indicates that he is exiting the investment, (iii) the activist becomes a passive investor, and (iv) in the adviser’s opinion, the activist catalyst has changed.

While the Adviser’s guidelines will define the trading horizon, this horizon may change based on other events. For example, an early exit of the Fund position may be warranted after the activist has attained most of its goals. The Fund is non-diversified, which means that it may invest in fewer issuers than a diversified fund. The adviser may engage in frequent buying and selling of securities in managing the Fund’s portfolio.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Conflicts of Interest Risk: An affiliate of the Adviser that is controlled by the portfolio manager publishes reports on all material 13D filings to subscribers. The affiliate is not an investment adviser and the information contained in the reports is not organized or presented in a manner that suggests the holding, purchase or sale of any security. The subscribers to the reports are a variety of organizations including investment banks and law firms, many long/short hedge funds, large institutional investors, activist hedge funds, investor relations companies and proxy solicitors. Although the securities of companies described in the reports may be eligible for Fund portfolio, the reports do not indicate whether or not securities of such companies will be bought or sold by the Fund. In addition, subscribers receive no nonpublic information regarding holdings of the Fund’s portfolio. However, subscribers may make their own investment decisions using information contained in the reports. If subscribers buy or sell securities that are described in the reports, this could negatively impact the price of securities bought or sold by the Fund.

• Management Risk: The adviser’s dependence on its activist strategy and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• Non-Diversification Risk: The Fund is a non-diversified investment company, which makes the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs which affects the Fund’s performance.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Class A and Class C shares will be similar because they invest in the same portfolio of securities and underlying funds but their performance will vary due to differences in fees. The performance table compares the performance of the Fund’s Class I, Class A and Class C shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.13DActivistFund.com or by calling 1-877-413-3228.

Class I Annual Total Return for Calendar Years Ended December 31

Best Quarter	2nd Quarter 2020	29.98%
Worst Quarter	1st Quarter 2020	(30.25)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2020)
Average Annual Total Returns - 13D Activist Fund		Label	One Year	Five Years	Since Inception	Inception Date
Class I		Return before taxes	18.93%	14.13%	14.17%	Dec. 28, 2011
Class I | Return after taxes on distributions			17.04%	13.17%	13.12%
Class I | Return after taxes on distributions and sale of Fund shares			12.49%	11.18%	11.45%
Class A		Return before taxes	11.86%	12.49%	13.13%	Dec. 28, 2011
Class C		Return before taxes	16.79%	12.99%	12.22%	Dec. 28, 2011
Russell 2500 Total Return Index	[1]		19.99%	13.64%	13.80%
[1]	The Russell 2500 is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations. It is a market cap-weighted index that includes the smallest 2,500 companies covered in the Russell 3000 universe of US-based listed equities. This index has been selected because it is more reflective of the Fund's portfolio holdings.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A and Class C shares, which are not shown, will vary from Class I shares.